Cover Page	Sep. 30, 2026
Entity Information [Line Items]
Document Type	8-K
Document Period End Date	Sep. 30, 2026
Entity File Number	001-32462
Entity Registrant Name	TXNM Energy, Inc.
Entity Tax Identification Number	85-0468296
Entity Incorporation, State or Country Code	NM
Entity Address, Address Line One	414 Silver Ave. SW
Entity Address, City or Town	Albuquerque
Entity Address, State or Province	NM
Entity Address, Postal Zip Code	87102-3289
City Area Code	505
Local Phone Number	241-2700
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common Stock, no par value
Trading Symbol	TXNM
Security Exchange Name	NYSE
Entity Emerging Growth Company	false
Entity Central Index Key	0001108426
Amendment Flag	false